Discontinued Operations and Disposal Groups (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 7,555
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	262
Disposal Group, Including Discontinued Operation, Inventory, Current	11,327
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets, Current	9,881
Disposal Group, Including Discontinued Operation, Assets, Current	29,025
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent	19,221
Disposal Group, Including Discontinued Operation, Intangible Assets, Noncurrent	621
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets	44,835
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	23,948
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	100,125
Disposal Group, Including Discontinued Operation, Assets	129,150
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Disposal Group, Including Discontinued Operation, Liabilities	72,773
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Disposal Group, Including Discontinued Operation, Accounts Payable	24,672
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	22,991
Disposal Group, Including Discontinued Operation, Other Liabilities, Current	1,439
Disposal Group, Including Discontinued Operation, Accounts Payable and Accrued Liabilities, Current	49,102
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	23,671
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Disposal Group, Including Discontinued Operation, Revenue	1,100
Disposal Group, Including Discontinued Operation, Costs of Goods Sold	19,888
Disposal Group, Including Discontinued Operation, Gross Profit (Loss)	(18,788)
Disposal Group, Including Discontinued Operation, Operating Expense	27,255
Disposal Group, Including Discontinued Operation, General and Administrative Expense	23,968
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	(46,043)
Disposal Group, Including Discontinued Operation, Interest Expense	28
Disposal Group, Including Discontinued Operation, Other Expense	29
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax	(46,100)
Long-term debt and finance lease liabilities, net of current portion [Member]
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	1,499
Operating Lease Liability [Member]
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	22,132
Warranty liability [Member]
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	40
Restricted cash and cash equivalents, non-current [Member]
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	1,500
Investments in affiliates [Member]
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	10,000
Research and Development [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Disposal Group, Including Discontinued Operation, Operating Expense	$ 3,287